Shareholders' Equity	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 10:- SHAREHOLDERS’ EQUITY

a.	Company’s shares:

1.	Ordinary shares:

Any ordinary share confers equal rights to dividends and bonus shares, and to participate in the distribution of surplus assets upon liquidation in proportion to the par value of each share regardless of any premium paid thereon, all subject to the provisions of the Company’s articles of association. Each ordinary share confers its holder the right to participate in the general meeting of the Company and one vote in the voting.

2.	On December 7, 2018, the Company made an underwritten secondary offering of 3,132,481 ordinary shares, by the Company’s major shareholder. The Company did not receive any of the proceeds from the sale of these ordinary shares.

3.	On June 18, 2019, the Company closed a follow on and secondary offering where by 4,991,000 ordinary shares were sold in the transaction to the public. The aggregate net proceeds received by the Company from the offering were $129,710, net of underwriting discounts, commissions and offering expenses.

b.	Share option and RSU’s plans:

The Company’s Board of Directors approved Equity Incentive Plans pursuant to which the Company is authorized to issue to employees, directors and officers of the Company and its subsidiaries (the “optionees”) options to purchase ordinary shares of NIS 0.01 par value each, at an exercise price equal to at least the fair market value of the ordinary shares at the date of grant. 25% of total options are exercisable one year after the date determined for each optionee and a further 6.25% at the end of each subsequent three-month period for 3 years. Options are exercisable for up to 10 years from the grant date of the options. Options that are cancelled or forfeited before expiration become available for future grants.

Under the Equity Incentive Plans and starting 2017, the Company grants Restricted Stock Units (“RSUs”). The RSU’s generally vest over a period of four years of employment. RSUs that are cancelled or forfeited become available for future grants.

During December 2019, the board of directors approved an increase in the ordinary shares reserved for issuance by 1,220,439 ordinary shares. As of December 31, 2019, an aggregate of 3,269,482 ordinary shares were available for future grants.

c.	A summary of the Company’s share option activity and related information is as follows:

	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	1,583,564	$14.71	8.19	$6,536
Granted	135,701	27.55	9.45
Exercised	(472,980)	12.48
Forfeited	(173,508)	16.40

Outstanding at end of year	1,072,777	$17.17	7.73	$18,170

Exercisable at end of year	455,735	$14.03	6.88	$9,152

As of December 31, 2019, the Company had $5,677 of unrecognized compensation expense related to non-vested share options expected to be recognized over a weighted average period of 2.58 years.

The weighted average fair value of options granted during the years ended December 31, 2019, 2018 and 2017 were $14.51, $9.5 and $9.24 per share, respectively. The weighted average fair value of options vested during the year ended December 31, 2019 was $8.13. The total intrinsic value of options exercised during the years ended December 31, 2019, 2018 and 2017 were $6,742, $11,775 and 10,588, respectively.

d.	The options outstanding as of December 31, 2019, have been classified by exercise price, as follows:

	Options outstanding at December 31, 2019			Options exercisable at December 31, 2019
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual term (in years)	Number outstanding	Weighted average exercise price	Weighted average remaining contractual term (in years)
$		$	In years		$	In years

2.07	37,490	2.07	4.87	37,490	2.07	4.87
9.38-9.97	62,751	9.97	4.83	62,751	9.97	4.83
10.05-11.90	141,548	10.31	6.59	71,389	10.16	6.56
12.97-15.80	129,542	15.26	7.01	88,210	15.01	6.61
16.15-18.05	199,547	17.97	7.64	79,613	17.97	15.37
18.80-19.05	345,611	18.81	8.57	109,822	18.82	8.53
21.15-28.15	156,288	26.86	9.45	6,460	22.16	8.59

	1,072,777			455,735

e.	A summary of the Company’s RSUs activity is as follows:

Number of RSUs

Unvested at beginning of year	414,420
Granted	489,645
Vested	(155,160)
Forfeited	(70,602)
Unvested at the end of the year	678,303

The weighted average fair values at grant date of RSUs granted for the years ended December 31, 2019, 2018 and 2017 were $28.50, $17.1 and $17.77, respectively. The total fair value of shares vested during the year ended December 31, 2019 was $2,681.

As of December 31, 2019, the Company had 14,420 of unrecognized compensation expense related to RSUs, expected to be recognized over a weighted average period of 3.24 years.

f.	The following table sets forth the total share-based compensation expense included in the consolidated statements of operations for the years ended December 31, 2019, 2018 and 2017:

	Year ended December 31,
	2019	2018	2017

Cost of products	$632	$494	$419
Cost of services	520	398	210
Research and development	1,294	1,022	775
Sales and marketing	1,689	1,240	920
General and administrative	2,479	2,392	2,087

Total share-based compensation expense	$6,614	$5,546	$4,411

g.	On January 10, 2017, the Company signed a master purchase agreement with Amazon Inc. under which 2,932,176 warrants to purchase ordinary shares of the Company at an exercise price of $13.04 were issued to Amazon as a customer incentive. The warrants are subject to vesting as a function of payments for purchased products and services of up to $150 million over a five years period beginning on May 1, 2016, with the shares vesting incrementally each time Amazon makes a payment totaling $5 million to the Company. As of December 31, 2019, 1,612,683 warrants are exercisable.

The Company recognized a reduction to revenues of $5,094, $4,576 and $2,895 during the years ended December 31, 2019, 2018 and 2017, respectively.